SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Short-Term Investments
	Consolidated
	2021	2020
Mutual investment funds (a)	896,212	817,253
Certificate of bank deposits	-	292,878
Treasury bills (b)	646,586	505,152
Government securities (LFT) (c)	435,898	864,940
DBV fund	36,921	16,104
Restricted cash	44	40,425
	2,015,661	2,536,752

Current	1,978,740	2,520,648
Non-current	36,921	16,104

(a)	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the Natura entities of the Hispanic America mainly in Argentina, Chile, Colombia and Mexico.
(b)	As of December 31, 2021, investments in Treasury bills are remunerated at an average rate of 120.0% of the CDI (136.6% as of December 31, 2020).
(c)	As of December 31, 2021, investments in Government securities (LFT) are remunerated at an average rate of 102.0% of the CDI (105.9% of the CDI as of December 31, 2020).

Schedule of Detailed Information About Investment Portfolio

The breakdown of securities constituting the Essential Investment Fund portfolio, regarding which the Company holds 100% interest, on December 31, 2021 and 2020 is as follows:

	Consolidated
	2021	2020
Certificate of bank deposits (CDB)	-	292,878
Repurchase operations (cash and cash equivalents)	569,349	576,108
Financial letter	646,586	505,152
Government securities (LFT)	428,865	864,940
	1,644,800	2,239,078